MFA 2022-INV1 Trust ABS-15G

Exhibit 99.3

Data Field	Discrepancy Count	Percentage
Loan ID	0	0.00%
Origination Date	3	0.26%
Loan Amount	2	0.18%
Interest Rate	7	0.62%
1st Pay Date	0	0.00%
Maturity Date	1	0.09%
Original Term	0	0.00%
Original Payment	10	0.88%
Credit Score	252	22.16%
DSCR	347	30.52%
Loan Purpose	115	10.11%
Total Variance	737	5.89%